SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs, including the VIEs’ subsidiaries, for which the Group is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Group operates its internet related business in the PRC through two PRC domestic companies, Jiufu Shuke and Beijing Puhui Lianyin Information Technology Limited (“Beijing Puhui”), whose equity interests are held by certain management members and the Founders of the Group. The Group established four wholly-owned foreign invested subsidiaries in the PRC, Beijing Shuzhi Lianyin Technology Co., Ltd (“Shunzhi Lianyin”), Zhuhai Xiaojin Hulian Technology Co., Ltd (“Xiaojin Hulian”), Zhuhai Wukong Youpin Technology Co., Ltd (“Wukong Youpin”), and Qinghai Fuyuan Network Technology (Shenzhen) Co., Ltd (“Qinghai Fuyuan”, together with Shunzhi Lianyin, Xiaojin Hulian, and Wukong Youpin collectively referred as the “WFOEs”).

Going Concern Consideration

Management acknowledges the Company’s ongoing losses and its deficit incurred by the Company during the audited period. However, management believes the Company has sufficient cash to continue operations for at least a year from the release date of this report.

By entering into a series of agreements (the “VIE Agreements”), the Group, through WFOEs, obtained control over Jiufu Shuke and Beijing Puhui (collectively referred as “VIEs”). The VIE Agreements enable the Group to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Group is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. In making the conclusion that the Group is the primary beneficiary of the VIEs, the Group’s rights under the Power of Attorney also provide the Group’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Group also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Master Exclusive Service Agreement and pay service fees to the Group. By charging service fees to be determined and adjusted at the sole discretion of the Group, and by ensuring that the Master Exclusive Services Agreement is executed and remains effective, the Group has the rights to receive substantially all of the economic benefits from the VIEs.

Details of the VIE Agreements, are set forth below:

VIE Agreements that give the Group effective control over the VIEs include:

Voting Rights Proxy Agreement and Irrevocable Power of Attorney

Each shareholder of the VIEs grant to any person designated by the WFOEs to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the equity interest held by such shareholders of the VIEs. The proxy and power of attorney agreements will remain effective as long as the WFOEs exist. The shareholders of the VIEs do not have the right to terminate the proxy agreements or revoke the appointment of the attorney-in-fact without written consent of the WFOEs.

Exclusive Option Agreement

Each shareholder of the VIEs granted 9F or any third party designated by 9F the exclusive and irrevocable right to purchase from such shareholders of the VIEs, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in the VIEs for a purchase price equal to the registered capital. The shareholders of the VIEs will then return the purchase price to 9F or any third party designated by 9F after the option is exercised. 9F may transfer all or part of its option to a third party at its own option. The VIEs and its shareholders agree that without prior written consent of 9F, they may not transfer or otherwise dispose of the equity interests or declare any dividends. The option agreement will remain effective until 9F or any third party designated by 9F acquires all equity interest of the VIEs.

Spousal Consent

The spouse of each shareholder of the VIEs has entered into a spousal consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding the VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

Loan Agreement

Pursuant to the loan agreements between the WFOEs and each shareholder of the VIEs, the WFOEs extended loans to the shareholders of the VIEs, who had contributed the loan principal to the VIEs as registered capital. The shareholders of VIEs may repay the loans only by transferring their respective equity interests in the VIEs to 9F Inc. or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

The VIE Agreements that enables the Group to receive substantially all of their economic benefits include:

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to the WFOEs to secure the performance by the VIEs and their shareholders of their respective obligations under the contractual arrangements, including the payments due to the WFOEs for services provided. In the event that the VIEs breach any obligations under these agreements, the WFOEs as the pledgees, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity interests. The shareholders of the VIEs shall not transfer their equity interests or create or permit to be created any pledges without the prior written consent of WFOEs. The equity interest pledge agreement will remain valid until the master exclusive service agreement and the relevant exclusive option agreements and proxy and power of attorney agreements, expire or are terminated.

Master Exclusive Service Agreement

Pursuant to exclusive service agreement, the WFOEs have the exclusive right to provide the VIEs with technical support, consulting services and other services. The WFOEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs may not accept any services covered by this agreement provided by any third party. The exclusive service agreements provide that the VIEs shall pay service fees to WFOEs, and WFOEs are entitled to and responsible for all economic benefits and risks derived by VIEs. The agreement will remain effective unless the WFOEs terminate the agreement in writing.

Risks in relation to the VIE structure

The Group believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Group’s PRC subsidiaries or consolidated affiliated entities;

●	Discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries or consolidated affiliated entities;

●	Impose fines or other requirements on the Group’s PRC subsidiaries or consolidated affiliated entities;

●	Require the Group’s PRC subsidiaries or consolidated affiliated entities to revise the relevant ownership structure or restructure operations; and/or;

●	Restrict or prohibit the Group’s use of the proceeds from any public offering to finance the Group’s business and operations in China;

●	Shut down the Group’s servers or blocking the Group’s online platform;

●	Discontinue or place restrictions or onerous conditions on the Group’s operations; and/or

●	Require the Group to undergo a costly and disruptive restructuring.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the afore mentioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders, and it may lose the ability to receive the economic benefits from the VIEs. The Group currently does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its WFOEs, or the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
Assets:
Cash and cash equivalents	1,763,619	1,418,792
Term deposits	5,000	—
Investment in marketable securities	58,384	52,637
Accounts receivable, net	69,549	41,903
Other receivables, net	99,494	55,081
Loan receivables, net	111,306	—
Amounts due from related parties	1,425	425
Prepaid expenses and other assets	210,450	154,162
Contracts assets, net	—
Long-term investments, net	457,757	478,022
Operating lease right-of-use assets, net	5,423	9,883
Property, equipment and software, net	60,254	55,201
Goodwill	21,932	—
Intangible assets, net	16,933	13,902
Total assets	2,881,526	2,280,008
Liabilities:
Deferred revenue	8,802	5,234
Payroll and welfare payable	15,685	10,778
Income taxes payable	298,785	285,829
Accrued expenses and other liabilities	76,138	75,857
Operating lease liabilities	4,918	6,313
Amounts due to related parties	991,498	925,822
Deferred tax liabilities	4,233	3,476
Total liabilities	1,400,059	1,313,309

	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	701,329	535,149	396,650
Net (loss)	(154,732)	(357,418)	(73,079)

	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	1,014,571	251,106	339,806
Net cash (used in) provided by investing activities	(51,410)	76,163	(5,021)
Net cash provided by financing activities	3,305	—	—

Under the VIE Arrangements, the Group has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for assets that correspond to the amount of the registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Group to provide additional financial support to the VIEs. However, as the Group conducts its businesses primarily based on the licenses held by the VIEs, the Group has provided and will continue to provide financial support to the VIEs.

Revenue-producing assets held by the VIEs include certain internet content provision (“ICP”) licenses and other licenses, domain names and trademarks. The ICP licenses and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to the Group’s operations. The ICP licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

The VIEs contributed an aggregate of 94.89% and 96.17% of the consolidated net revenues for the years ended December 31, 2022 and 2023, respectively. The remaining revenues are from South Asia and HK. As of December 31, 2022 and 2023, the VIEs accounted for an aggregate of 66.66% and 56.45%, respectively, of the consolidated total assets, and 233.49% and 281.39%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIEs primarily consist of cash and cash equivalents.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in revenue recognition, allowance for receivables, impairment loss of investments, share-based compensation and realization of deferred tax assets. Actual results may differ materially from these estimates.

Revenue recognition

The Group follows the Financial Accounting Standards Board (FASB) Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified Topic 606 to account for its revenues.

The core principle of Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under the guidance of FASB ASC 606, we are required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) we satisfy our performance obligation.

Technical services

The Group offers technical services to customers including technology empowerment services, operations and marketing services, customized software development, etc. Technology empowerment services to customers with respect to user acquisition, risk management, consumption scenario perceptions and comprehension and data modeling.

Technical services generate revenues primarily from fixed-price short-term contracts from technology empowerment services, operations and marketing support services and is generally recognized over time on a ratable basis. Revenue generated from technology customized software development is recognized when control over the customized software has been transferred to the customer.

Sales income

Sales income from sales of the products to end customers directly through the online stores run on third party e-commerce platforms with a platform service agreement. Under the platform service agreement, the Group sets up online stores on the platforms to sell the Group’s products to end customers. The platforms provide services to support the operations of the online store including processing sales orders and collecting from end customers. The platforms charge the Group service fees based on the Group’s sales through the online stores. The Group enters sale contracts directly with the end customers. The platforms do not take control of the goods and do not include sales contracts with end customers. The Group is responsible for selling and fulfilling all obligations according to its sales contracts with end customers, including delivering products and providing customer support. The quotation of the goods contains the shipping and handling fee, which will be deducted during the settlement. The Group initiates the recognized sales fee and is paid by the third party e-commerce platform. Accordingly, the Group determined the end customers (as opposed to the platforms) as its customers. The sales contracts with end customers normally include a customer’s right to return products within 7 days after receipt of goods. If customers report defects after receipt but are still within the warranty period (varies from 6 months to 24 months), we will have the defective goods repaired, replaced or take another appropriate action to compensate timely, usually within 48 hours. Based on this experience, the Group had not estimated any warranty obligation as of December 31, 2023.

The Group identifies its performance obligation to transfer control of the products ordered on the e-commerce platform to the customers. Contracts with customers may include multiple performance obligations if there is a need to separate one order into multiple deliveries. In those scenarios, transaction prices will be allocated to different performance obligations based on relative standalone selling prices.

The Group recognizes sales income upon delivery of the product to end customers in an amount equal to the contract sales prices less estimated sales allowances for sales returns and sales incentives. Estimated sales allowances for sales returns, rebates, incentives and price protection are made based on contract terms and historical patterns. For the years ended December 31, 2021, 2022 and 2023, RMB89, RMB874 and RMB 262 were returned to the Group , respectively.

Legacy business

In December 2020, as part of the effort to redirect our business focus, we ceased publishing information relating to new offerings of investment opportunities in legacy products for investors on our online lending information intermediary platform. Pursuant to certain collaboration arrangements entered into by us and certain licensed asset management companies, the rights of investors in then existing loans underlying the legacy products have been transferred to such companies.

Online Lending Information Intermediary Services revenue (under legacy business). Through its online platform, the Group provides intermediary services for the personal financing product, One Card, under which the holders of One Card could apply for loans on a revolving basis (“revolving loan products”). The Group also provides one-time loan facilitation services to meet various consumption needs (“non-revolving loan products”). For revolving loan products and non-revolving loan products, the Group’s services provided consisted of:

a)	Matching marketplace investors to potential qualified borrowers and facilitating the execution of loan agreements between the parties (referred to as “loan facilitation services”); and

b)	Providing repayment processing services for the marketplace investors and borrowers over the loan term, including repayment reminders and following up on late repayments (referred to as “post origination services”).

The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group considers its customers to be both the investors and borrowers. The Group considers the loan facilitation services and post origination services as two separate services, which represents two separate performance obligations under Topic 606, as these two deliverables are distinct in that customers could benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers and investors. The transaction price is allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in Topic 606. The Group does not have observable standalone selling price information for the loan facilitation services or post origination services because it does not provide loan facilitation services or post origination services on a standalone basis. There is no direct observable standalone selling prices for similar services in the market that are reasonably available to the Group. As a result, the Group used an expected plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation, which involves significant judgements. In estimating its standalone selling price for the loan facilitation services and post origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) it satisfies the service/performance obligation by transferring a promised good or service (that is, an asset) to a customer. Revenues from loan facilitation services are recognized at the time a loan was originated between the investor and the borrower and the principal loan balance was transferred to the borrower, at which time the loan facilitation service are considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided ratably on a monthly basis. The majority of the service fees are charged to the borrowers, which is collected upfront at the loan inception or collected over the loan term. Investor paid service fees to the Group either at the beginning and at the end of the investment commitment period (in terms of automated investing tools) or over the term of the loan (in terms of self-directing investing tools).

In December 2020, the Group ceased publishing information relating to new offerings of investment opportunities in legacy products for investors on its online lending information intermediary platform. Pursuant to certain collaboration arrangements entered into by the Group and a licensed asset management company, the rights of investors in existing loans underlying the legacy products were transferred to the asset management company. After such transfer, the outstanding balance of loans facilitated became nil and loan facilitation services were nil in 2021, 2022 and 2023, and the asset management company provided the existing investors with services in relation to the return of their remaining investment in loans.

Direct lending program revenue (under legacy business). Through its direct lending program, the Group provides traffic referral services to financial institution partners, allowing the financial institution partners to gain access to borrowers who passed the Group’s risk assessment. The Group’s services provided consist of:

a)	Matching financial institution partners to potential qualified borrowers, and facilitating the execution of loan agreements between the parties (also referred to as “loan facilitation service”); and

b)	Providing repayment processing services for the financial institution partners and borrowers over the loan term, including repayment reminders and loan collection (also referred to as “post origination services”).

Consistent with the revenue recognition policy under the online lending information intermediary services model, the Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the financial institution partners and borrowers. The Group considers its customers to be both the financial institution partners and borrowers.

The Group considers the loan facilitation service and post origination service as two separate performance obligations. The Group determines the total transaction price to be the service fees chargeable from the borrowers or the financial institution partners, which is the contracted price adjusted for variable consideration such as potential loan prepayment by the borrowers that could reduce the total transaction price, which is estimated using the expected value approach based on historical data and current trends of prepayments of the borrowers. Then the transaction price is allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in Topic 606, similar to online lending information intermediary services revenue.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring the promised service to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the financial institution partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided ratably on a monthly basis.

Other revenues

Other revenues mainly include wealth management services and customer referral, etc.

Wealth management services generate revenues from Internet Securities Services, Insurance Brokerage Services and Small consumptive business in Southeast Asia.

The Group offers convenient and effective global asset allocation services, especially offshore securities investment services and IPO subscription service charge income, to individual investors to connect them with Hong Kong and U.S. stock markets. Internet Securities Services generates revenue from commissions through customers’ transactions in stocks by providing brokerage services for its customers.

The Group enters into insurance brokerage service contracts with insurance companies with a pre-agreed commission. The commissions are normally calculated as a percentage (which varies depending on the type of insurance products involved) of the premium paid to the insurance companies from sales facilitated by the group. For insurance brokerage services, the single performance obligation identified is to provide facilitation services to the insurance companies.

For each type of wealth management services, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring the promised service to customers. The Internet Securities Service is recognized at a point in time on the trade date when the performance obligation is satisfied. The brokerage service commissions are earned when each individual service is completed.

Value added taxes (“VAT”)

The Group is subject to value added tax, or VAT, at a rate 13% on sales of products, and at a rate of 6% on services rendered by the Group, less any deductible VAT the Group has already paid or borne, except for entities qualified as small-scale taxpayers at a VAT rate of 3% without any deduction. The Group is also subject to an additional 10% deductible VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. VAT is reported as a deduction to revenue when incurred which resulted in a VAT payable of RMB32,338, and RMB35,306 for the years ended December 31, 2022 and 2023, respectively. The net VAT balance between input VAT and output VAT is included in accrued expenses and other liabilities on the balance sheet.

Disaggregation of revenues

The Group manages its business through a comprehensive offering of financial products and services tailored to the needs of the investors, borrowers and customers. These financial products are categorized by the Group as technical services, sales income, online lending platform services and others. Online lending platform services we offer to our borrowers in two ways: (i) facilitation service fees paid by institutional partners; (ii) post origination service fees paid by borrowers. The following table illustrates the disaggregation of revenues by services offering in 2021, 2022 and 2023:

	December 31,	December 31,	December 31,
	2021	2022	2023
Technical services	417,566	327,245	247,770
Sales income	202,960	154,906	142,628
Facilitation/post	39,782	35,820	3,629
Others	101,143	43,696	18,422
Total	761,451	561,667	412,449

Deferred Revenue

Deferred revenue consists of post origination service fees received from borrowers, investors and financial institution partners for which services have not yet been provided. Deferred revenues are recognized ratably as revenue when the post-origination services are delivered during the loan period. Revenue recognized during the year December 31, 2023 that was included in the deferred revenue balance at the beginning of the year was RMB3,629.

Quality assurance fund liability

In order to provide assurance for investors, the Group established an investors’ protection plan.

The Group cooperated with third party guarantee and insurance companies, who provided investor protection services to replace the former quality assurance fund model, and the Group has no legal obligation to make compensation payments to investors on defaulted loans, and therefore no longer records a quality assurance fund liability in accordance with ASC 405-20, Extinguishments of liabilities.

In August 2016, the Group cooperated with Guangdong Nanfeng Guarantee Ltd. (“Nanfeng Guarantee”) and Taiping General Insurance Co., Ltd, (“China Taiping”) to launch an investor protection plan to replace the former quality assurance fund model. As part of the agreement with Nanfeng Guarantee and China Taiping, the Group transferred its legal responsibility to guarantee the existing loans (i.e., existing and future defaults) to Nanfeng Guarantee and China Taiping. The Group agreed to pay the balance of the quality assurance fund as of August 25, 2016 of RMB287 million from its own special account to a depository account set up by Nanfeng Guarantee and supervised by China Taiping. For all new loans facilitated, the borrowers paid the quality assurance fund to Nanfeng Guarantee to manage as part of the guarantee fund reserve going forward. A separate insurance policy was entered into by each borrower and the insurance company (i.e., China Taiping), where the insurance company charged an insurance premium to the borrower to cover additional default risks. Nanfeng Guarantee used the quality assurance fund in the depository account to compensate the defaulted loans. China Taiping will not cover the repayment until the balance of the depository account at the depository bank becomes insufficient. As a result, the Group no longer has a legal obligation to make compensation payments to investors for defaults (both incurred and future) related to its existing loan portfolio as well as loans originated subsequent to August 25, 2016.

In September 2017, the Group launched an enhanced investors’ protection plan with China Taiping and Nanfeng Guarantee. For loans with terms of 12 months or less, the borrower signed a “Loan Performance Guarantee Insurance Policy” with China Taiping and paid an insurance premium to China Taiping. In the event that default of the insured loan happens, China Taiping will repay the outstanding principal and the interest to the investors. For loans over 12 months, and for loans with terms of 12 months or less but not covered by China Taiping’s insurance protection, the borrower signed a “Confirmation to Participation in Guarantee Plan” and Nanfeng Guarantee provided the guarantee service. The borrowers pay the guarantee fee to Nanfeng Guarantee, which will be deposited in the guarantee fund depository account set up by Nanfeng Guarantee. The Group and Nanfeng Guarantee will determine the guarantee fund rate charged to borrowers based on the credit characteristics of the borrower as well as the underlying loan characteristics. If default of any loan protected by Nanfeng Guarantee happens, Nanfeng Guarantee will withdraw the funds from the guarantee fund reserve account to repay the investor within the fund’s balance as the upper limit.

In January 2018, the Group announced new updates to the arrangements regarding loans with terms of more than 12 months. The borrower signs a guarantee contract with Guangdong Success Finance Guarantee Company Limited (“Guangdong Success”). According to the contract, when the borrower defaults and, if the balance of the guarantee fund reserve account is insufficient to cover the unpaid amounts, Guangdong Success will make additional repayment with an upper limit of a cap of five times the guarantee fee paid by the borrower. For loans with the terms of 12 months or less, the borrower pays the insurance premium and signs a “Loan Performance Guarantee Insurance Policy” with either China Taiping or PICC with whom the Group began to collaborate in March 2018. The loans under China Taiping’s insurance protection obligation were all due by August 15, 2019; however, China Taiping’s insurance protection obligation has not been completely fulfilled as of the date of this annual report due to the ongoing insurance claim and settlement process. PICC has provided insurance protection to all the new loans with terms of no more than 12 months that have been originated since May 2018 and covered by the insurance protection plan. Since November 2019, new loans with terms of no more than 12 months are no longer covered by PICC’s investors protection plan. However, as of the date of this annual report, PICC’s insurance protection obligation will continue for loans originated before November 2019 that were subject to PICC’s insurance protection plan. Furthermore, Guangdong Success no longer provides guarantee protection on new loans facilitated after February 2020; however, Guangdong Success’ obligation with respect to loans facilitated before February 2020 has not been completely fulfilled as of the date of this annual report.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

●	Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

The carrying amounts of the Group’s financial instruments approximate their fair values because of their short-term nature. The Group’s financial instruments include cash, accounts receivable, marketable securities, term deposits, long term investments, amount due from related parties, amount due to related parties, and accrued expenses and other liabilities.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

A subsidiary of the Group receives funds from investors for the purpose of buying or selling securities on behalf of its customers. The funds are deposited in a bank account restricted only for the use of purchasing securities on behalf of the investors and the use of the funds within this account are monitored by the bank. Such bank balance represents an asset of the Group for the amounts due to customers for the segregated bank balance held and payable to customers on demand. A corresponding payable to customers is recorded in accrued expenses and other liabilities receipt of the cash from the customer. As of December 31, 2022, and 2023, the Group had restricted bank deposits of RMB198,727 and RMB133,678, respectively.

Term deposits

Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year. As of December 31, 2022, and 2023, the Group had term deposits of RMB232,432 and RMB346,636, respectively.

Investment in marketable securities

The Group invests in marketable equity securities to meet business objectives. The marketable securities are classified as investments with readily determinable fair values, which are reported at fair value in the consolidated balance sheets. The Group purchased common stock on the open market through securities companies. As of December 31, 2022, and 2023, the Group had investment in marketable securities of RMB200,679 and RMB427,966 respectively.

Loans receivable

Loans receivable are measured at amortized cost with interest accrued based on the contract rate. The Group evaluates the credit risk associated with the loans and estimates the cash flow expected to be collected over the life of the loan on an individual basis based on the current expected credit loss (“CECL”) methodology, the borrowers’ financial position, their financial performance, collection effect and their ability to continue to generate sufficient cash flows. An allowance for doubtful accounts has been established for the loans with collection issues. Provision for uncollectable loans was recorded in the amount of RMB113,110 and RMB133,815 for the years ended December 31, 2022 and 2023, respectively.

Inventories, net

Inventories consisting of products available for sale are valued at the lower of cost or net realizable value with cost determined using the first-in, first-out cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Adjustments are recorded when future estimated net realizable value is less than cost. Write-downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income (loss). Certain costs attributable to buying and receiving products, such as freight in, are also included in inventories. As of December 31, 2022, and 2023, the Group had inventories, net of RMB2,662 and RMB1,950 in “Prepaid expenses and other assets” in the balance sheets, respectively.

Allowance for doubtful accounts

Accounts receivable, other receivables and loan receivables are stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group continuously monitors collections from its borrowers and customers and maintains an allowance for doubtful accounts based on various factors, including aging, historical collection data, specific collection issues that have been identified, borrower concentration, general economic conditions and other factors surrounding the credit risk of specific borrowers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding balance or when the Group has determined it is probable that the balance will not be collected. The movement of the allowance for doubtful accounts is as follows:

	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2021	1,444,000	65,647	350,425	1,860,072
Provision for doubtful accounts	612	26,854	113,100	140,566
Reversals	(30)	(65,640)	(7,561)	(73,231)
Write-offs	—	—	(14,605)	(14,605)
Balance at December 31, 2022	1,444,582	26,861	441,359	1,912,802
Provision for doubtful accounts	2,292	3,588	133,815	139,695
Reversals	(852)	(515)	—	(1,367)
Write-offs	—	—	—	—
Balance at December 31, 2023	1,446,022	29,934	575,174	2,051,130

Refer to Note 4 - Loans Receivable for further information on the allowance for loans receivable and Note 5 - Prepaid expenses and other assets for further information on allowance for prepaid expenses and other assets.

Business Combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The acquisition method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The Group also evaluates all contingent consideration arrangements to determine if the arrangements are compensatory in nature. If the Group determines that a contingent consideration arrangement is compensatory, the arrangement would be accounted for outside of the business combination and recorded as compensation expense in the post-acquisition financial statements of the combined entity. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquire over (ii) the fair value of the identifiable net assets of the acquire, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair values, equity method investments, held-to-maturity and available-for-sale investments.

a.	Equity securities without readily determinable fair value

Historically, for investee companies over which the Group did not have significant influence and a controlling financial interest, the Group accounts for these as cost method investments under ASC 325-20. These financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction on the cost of the investment. The impairment losses on the equity securities without readily determinable fair values during the years ended December 31, 2021, 2022 and 2023 were RMB631,393, RMB 102,510, and RMB74,279 respectively.

b.	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Group’s share of the earnings or losses of the investee company, impairments, and other adjustments required by the equity method are reflected in “Income (loss) in equity method investments, net” in the consolidated statements of operations.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other than temporary. The Group estimates the fair value of the investee company based on comparable quoted prices for similar investments in an active market, if applicable, or a discounted cash flow approach which requires significant judgments, including the estimate of future cash flows, which is dependent on internal forecasts, the estimate of long term growth rate of a company’s business, the estimate of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The impairment losses on its equity method investment were RMB58,033, RMB427,697 and RMB 448,688 during the years ended December 31,2021, 2022 and 2023, respectively.

c.	Held-to-maturity and available-for-sale investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity, and are recorded at amortized cost. As of December 31, 2022, and 2023, the balance of held-to-maturity securities were nil and RMB509,392, respectively.

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for it as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. The available-for-sale investments are carried at their fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investment for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near-term prospects of the issuer.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income (loss) if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Group recorded impairment losses (reversal) on its held-to-maturity and available for sale investments during the years ended December 31, 2021, 2022 and 2023 of RMB(676) , nil and RMB(1,056), respectively.

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, we first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded. The amendments in this ASU and its subsequent amendments are effective for annual reporting periods beginning after January 1, 2023. While we continue to evaluate certain aspects of the new standard, we do not expect the new standard to have a material effect on our financial statements.

Application of the goodwill impairment test requires management judgement, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Based on the Group’s impairment assessment, the Group recorded goodwill impairment of nil, RMB 200 and 24,809 for the years ended December 31, 2021, 2022 and 2023, respectively. Due to the large losses for several years and net assets are much lower than at the time of acquisition, the Group made a full impairment charge on the goodwill of Beijing Weiban Yinqi Management Consulting Co., Ltd. and Lion Global Financial Limited.

Property, equipment and software, net

Property, equipment and software consists of computer and transmission equipment, furniture and office equipment, office buildings, software, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful life

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loans.

Sales and marketing

Sales and marketing consist primarily of selling and marketing expenses . Selling and marketing expenses consist primarily of various marketing expenses, including those related to user acquisition and retention and general brand and awareness building. Selling and marketing expenses were RMB165,477, RMB 62,243 and RMB27,801 for the years ended December 31, 2021, 2022 and 2023, respectively.

Cost of goods sold

Cost of goods sold primarily consists of the purchase price of products, packaging material, handling costs and product delivery costs. Cost of goods sold is related to sales income. Cost of goods sold were RMB59,088, RMB46,424 and RMB61,654 for the years ended December 31, 2021, 2022 and 2023, respectively.

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, Other Expense-Advertising costs. Advertising costs are included in sales and marketing expenses in the consolidated statements of comprehensive income. Advertising costs were RMB 495, RMB 19 and RMB 10 for the years ended December 31, 2021, 2022 and 2023, respectively.

Government subsidy income

The Group receives government grants and subsidies in the PRC from various local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as Other income in the consolidated statements of operations and comprehensive income (loss) in the period the cash is received. The government grants received by the Group were RMB437, RMB512 and RMB407 for the years ended December 31, 2021, 2022 and 2023, respectively.

Leases

The Group leases certain office premises in different cities in the PRC and overseas under operating leases. In accordance with FASB ASC Topic 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement date. The Group measures its lease liabilities based on the present value of the total lease payments to be paid discounted based on the more readily determinable rate implicit in the lease or the Groups incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of corporate debt of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding present value of lease payments adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available for use by the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases of 12 months or less, the Group has elected to record rent expense in its consolidated statements of operations on a straight-line basis over the lease term.

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are also provided for net operating loss carryforwards.

Net deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operations. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the net deferred tax asset will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operation and comprehensive income (loss). The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2022 and 2023.

Share-based compensation

Share-based payment transactions with employees and management, such as share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group has elected to recognize forfeitures when they occur.

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group has share options which could potentially dilute basic net income per ordinary share in the future. Diluted net income per ordinary share is computed using the two-class method or the as-if-converted method, whichever is more dilutive. When the Group has a loss, the dilutive effect of these securities is not included as they would be anti-dilutive.

Foreign currency translation

The Group’s functional and reporting currency is RMB. The functional currency of the Group’s entities in Hong Kong is Hong Kong dollars. The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the consolidated statements of comprehensive income (loss).

Convenience translation

Translations of amounts from RMB into US$ are presented solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.0999 on December 31, 2023, the last business day for the year ended December 31, 2023, representing the exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into the US$ at such rate, or at any other rate.

Significant risks and uncertainties

i)	Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of RMB 1,751,808 and RMB 1,398,700, which were denominated in RMB at December 31, 2022 and December 31, 2023, respectively, representing 71.99% and 82.94% of the cash and cash equivalents at December 31, 2022 and December 31, 2023 respectively.

ii)	Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, short-term investments and certain wealth management products and time deposits with maturities more than one year recorded in marketable securities and other investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2022 and 2023, majority of the Group’s cash and cash equivalents, restricted cash, short-term investments and certain wealth management products and time deposits with maturities more than one year recorded in marketable securities and other investments were held at major financial institutions located in the Chinese mainland and Hong Kong which the management believes are of high credit ratings for issuer, product risk rating and low historical default rate and holding period. As of December 31, 2022 and December 31, 2023 the majority of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC. According to the Deposit Insurance Regulation in different areas, RMB25,500 was insured and RMB1,373,200 was not insured in mainland China with the policy of RMB 500,000 insured by each banking financial institution, RMB2,727 was insured and RMB277,119 was not insured in HK, with the policy of HKD 500,000 insured by each banking financial institution, RMB 3,550 was insured and RMB 2,665 was not insured in America with the policy of $250,000 insured by each banking financial institution, RMB 1,582 was not insured in Southeast Asia with the policy of nil insured. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group made loans to third-party companies under loan agreements and is exposed to credit risk in the case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal balance plus accrued interest on the balance sheets dates. As of December 31, 2022 and December 31, 2023, there was RMB151,368 and RMB 13,425 of loans receivable outstanding, respectively. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for uncollectible accounts based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor. Refer to Note 2 Details of the VIE for concentrations in the geographic areas.

There are RMB 165 million (representing 40%), RMB 125 million (representing 30%) from customer A, customer B individually represented greater than 10% of the total net revenues for the year ended December 31, 2023.

There are RMB 185 million (representing 33%), RMB 145 million (representing 26%) and RMB 87 million (representing 16%) from customer A, customer B and customer C individually represented greater than 10% of the total net revenues for the year ended December 31, 2022.

Recent accounting pronouncements adopted

In January 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (ASU 2020-01), which clarifies the interaction of the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. The Group adopted this new standard beginning June 1, 2022 with no material impact on its consolidated financial statements.

Current expected credit losses impairment

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), which requires entities to measure all expected credit losses for financial assets held at the reporting date using a current expected credit loss model based on historical experience, current conditions, and reasonable and supportable forecasts.

The Group adopted ASC 326 on January 1, 2020 using the modified retrospective transition approach. Based on the nature of the Group’s financial instruments within the scope of this standard, which are primarily accounts receivable and other receivables, the adoption of the new standard did not have a material effect on the Group’s consolidated financial statements.

The Group does not believe that other recently issued accounting standards, if currently adopted, will have a material effect on the Group’s consolidated financial statements.